Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

Note 7 STOCKHOLDERS’ EQUITY

The unaudited consolidated statements of stockholders’ equity (deficit) reflects the Reserve Recapitalization. In connection with the Business Combination, the Company adopted the second amended and restated certificate of incorporation (the “Amended and Restated Company Charter”) to, among other things, increased the total number of authorized shares of all capital stock, par value $0.0001 per share, to 510,000,000 shares, consisting of (i) 500,000,000 shares of Class A Common Stock and (ii) 10,000,000 shares of preferred stock.

Also in connection with the Business Combination, 632,500 shares of Class B Common Stock were converted, on a one-to-one basis, into shares of Class A Common Stock, and as of September 30, 2022, there were no shares of Class B Common Stock issued or outstanding.

ELOC Agreement

Under the ELOC Agreement, the Company has the right to sell to the Cantor Investor up to $40,000 in shares of Class A Common Stock for a period until the first day of the month next following the 36-month anniversary of when the SEC has declared effective a registration statement covering the resale of such share of Class A Common Stock or until the date on which the facility has been fully utilized, if earlier. The purchase price of the shares of Class A Common Stock will be 97% of the volume weighted average price per share (“VWAP”) of the Class A Common Stock during the applicable purchase date on which the Company has timely delivered written notice to the Cantor Investor directing it to purchase shares of Class A Common Stock under the ELOC Agreement.

The ELOC Agreement provides for a commitment fee (the “Cantor Commitment Fee”) payable to the Cantor Investor at Closing for its irrevocable commitment to purchase shares of Class A Common Stock upon the terms and conditions of the ELOC Agreement. The Cantor Commitment fee was paid by the issuance of 190,476 shares of Class A Common Stock and is recorded as prepaid offering costs in the consolidated balance sheet.

The Company has the right to terminate the ELOC Agreement at any time, at no cost or penalty, upon 10 trading days’ prior written notice. Additionally, the Cantor Investor has the right to terminate the ELOC Agreement on the seventh trading day following the Closing if the total market capitalization of the Company is less than $100 million as of such date.

Preferred Stock

The Amended and Restated Company Charter authorizes the Company to issue 10,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2022, there were no shares of preferred stock issued or outstanding.

Warrants

Public Warrants and Private Placement Warrants

The Company issued 10,062,500 common stock warrants in connection with Delwinds’ initial public offering (the “IPO”) (the “Public Warrants”). Simultaneously with the closing of the IPO, Delwinds consummated the private placement of 316,250 common stock warrants (the “Private Placement Warrants”).

Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Public Warrants become exercisable 30 days after the completion of a Business Combination. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company is not obligated to deliver any shares of Class A Common Stock pursuant to the exercise of a warrant and has no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable, and the Company will not be obligated to issue shares of Class A Common Stock upon exercise of a warrant unless Class A Common Stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that as soon as practicable will file with the SEC a registration statement covering the shares of Class A Common Stock issuable upon exercise of the warrants. If the registration statement covering the shares of Class A Common Stock issuable upon exercise of the warrants is not effective by the 60th business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the foregoing, if a registration statement covering the Class A Common Stock issuable upon exercise of the warrants is not effective within a specified period following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and

●	if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company, the Company may not exercise its redemption right if the issuance of shares of common stock upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or the Company is unable to effect such registration or qualification.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A Common Stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Assumed Warrants

At Closing, the Company assumed common stock warrants to purchase FOXO Class A Common Stock and exchanged such common stock warrants for common stock warrants to purchase 1,905,853 shares of the Company’s Class A Common Stock. Each Assumed Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $6.21 per share, subject to adjustment. The Assumed Warrants are exercisable over a three-year period from the date of issuance.

Shares Payable

The Company entered into a termination agreement with a vendor associated with the Business Combination. The Company agreed to provide 300,000 shares in connection with the agreement which have not been issued as of September 30, 2022. The obligation to issue shares is recorded in the consolidated balance sheet as shares payable.

Note 9 STOCKHOLDERS’ AND MEMBERS’ EQUITY

Prior to the Corporate Conversion, the Company was authorized to issue members units, of which 925 were issued and outstanding prior to the Corporate Conversion. All members have rights to give prior approval to certain major decisions. All member units were returned as a result of the Corporate Conversion.

In November 2020, the Company converted from a limited liability corporation to a C corporation (see Note 3). Upon completing the Corporate Conversion, the Company had authority to issue 1,000,000,000 shares consisting of 800,000,000 shares of Class A common stock, 100,000,000 shares of Class B common stock, 10,000,000 shares of Series A preferred stock, and 90,000,000 shares of undesignated preferred stock, all with a par value of $0.00001 per share.

The rights of the holders of Class A common stock and Class B common stock are identical except for voting rights and conversion. Each share of Class A common stock is entitled to one vote and is not convertible into any other shares of capital stock. Each share of Class B common stock is entitled to ten votes and is convertible into one share of Class A common stock.

The Company evaluated the Series A preferred stock for liability or equity classification in accordance with the provisions of ASC 480, Distinguishing Liabilities from Equity, and determined that equity treatment was appropriate as the Series A preferred stock does not meet the definition of a liability instrument defined thereunder for convertible instruments. Specifically, the Series A preferred stock is not mandatorily redeemable and does not embody an obligation to buy back the shares outside of the Company’s control in a manner that could require the transfer of assets. Additionally, based on the guidance in ASC 480, the Company determined that the Series A preferred stock would be recorded as permanent rather than temporary equity as the holders of equally and more subordinated equity would be entitled to also receive the same form of consideration upon the occurrence of the event that gives rise to the redemption or events of redemption that are within the control of the Company.

The holders of Series A preferred stock have the following rights and preferences:

Dividend Rights

While the Series A preferred stock is outstanding, dividends are not permitted for other outstanding classes of stock. Additionally, other classes of stock may not be repurchased or redeemed by the Company.

Voting Rights

Holders are entitled to the number of votes equal to the number of shares of Class A common stock into which such shares of Series A preferred stock could be converted.

Original Issue Price

The OIP of the Series A preferred stock is equal to the sum of: (i) the Member’s Initial Capital Contributions of stock, office equipment and other assets with an assigned value of $8,000; (ii) payments made on the subscription receivable of $20,000; (iii) lease capital contributions (“Rent Credit”) of $224; and (iv) 50% of the expenses and arbitration settlement of a former employee (the “Settlement”) divided by 8,000,000 shares of Series A preferred stock. The Settlement has been resolved and the OIP was calculated to be $3.61 per share.

Liquidation Preference

Preferred stock is entitled to receive, in preference to any distributions to common stockholders, an amount per share of Series A preferred stock equal to the OIP.

If, upon any such liquidation, dissolution or winding up of the Company, the assets of the Company shall be insufficient to pay the holders of shares of the Series A preferred stock the amount required as noted above, then such assets (or consideration) of the Company shall be distributed ratably to holders of the shares of the Series A preferred stock in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. As of December 31, 2021, the Series A preferred stock has a liquidation preference of $28,927. This amount has been finalized with the resolution of OIP and completion of payments on the Subscription Receivable.

Conversion

Each share of Series A preferred stock automatically converts to Class A common stock (i) immediately prior to the completion of a business combination with a special purpose acquisition company or (ii) an initial public offering of at least $20,000 on a national stock exchange. A conversion at OIP results in the Series A preferred stock converting to Class A common stock at a rate of one-to-one while an offering price below OIP results in the Series A preferred stock converting to Class A common stock based on the ratio of OIP to the offering price.

Redemption

The Company is not obligated to redeem or repurchase any shares of Series A preferred stock.